Parnassus Fixed Income Fund
Parnassus Fixed Income Fund
Investment Objective
The Parnassus Fixed Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fixed Income Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Fixed Income Fund		Investor Shares	Institutional Shares
Management Fees		0.49%	0.49%
Distribution (12b-1) Fees		none	none
Other Expenses		0.33%	none
Service Fees		0.18%	none
All remaining other expenses		0.15%	none
Total Annual Fund Operating Expenses		0.82%	0.49%
Expense Reimbursement		0.14%	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.68%	0.47%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.68% of net assets for the Parnassus Fixed Income Fund—Investor Shares and to 0.58% of net assets for the Parnassus Fixed Income Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2019, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Fixed Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fixed Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Parnassus Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	69	248	441	1,001
Institutional Shares	48	151	263	591

Portfolio Turnover
The Parnassus Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.5% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Fixed Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed income instruments. Fixed income instruments may include, but are not limited to, U.S. Treasuries and Agency debt, debt of government-related entities, corporate bonds, commercial and residential mortgage-backed securities, convertible bonds and asset-backed securities. The Fund invests mainly in domestic securities, and to a lesser extent may also invest in U.S. dollar denominated foreign securities. The Fund may purchase foreign securities directly on foreign markets. The Fund’s investment adviser (Adviser) also takes environmental, social and governance (“ESG”) factors into account when making investment decisions. The Fund normally invests at least 80% of its net assets in fixed income securities that have investment-grade ratings (namely rated at least BBB- by Standard & Poor’s Rating Group (“S&P”) or at least Baa3 by Moody’s Investors Services, Inc. (“Moody’s”)) or, if unrated, have been determined by the Adviser to be of similar economic quality. At any given time, up to 20% of the portfolio may be invested in non-investment grade fixed income securities (otherwise known as “high-yield” or “junk bonds”) or unrated fixed income securities determined by the Adviser to be of similar economic quality. Non-investment grade and unrated securities are more risky than investment-grade securities. The Fund may also invest in preferred securities. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective or if the issuer no longer meets the Adviser’s ESG criteria. The Fund may invest in long-term, intermediate-term or short-term fixed income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2018, the dollar-weighted average maturity of the Fund’s portfolio was 8.69 years.
Principal Risks
All investments involve risk, and investing in the Parnassus Fixed Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates.
  Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.
  Duration Risk. Duration is a measure that relates the expected price volatility of a fixed-income instrument to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years would be expected to decrease in value by approximately 3% if interest rates increase by 1%.
  Market Risk. A security’s value may also be affected by market activity or by supply and demand. If the Fund is unable to find buyers for a given security, this can have a negative effect on the Fund’s net asset value.
  Non-Investment Grade Risk and Unrated Bond Risk. Non-investment grade bonds (otherwise known as “high-yield” or “junk bonds”) and bonds that have not been rated by a nationally recognized statistical rating organization carry additional credit risk and are considered to be less safe than investment-grade bonds.
  Mortgage-Backed Securities Risk. Mortgage-backed securities are defined as obligations with pools of mortgages providing collateral, interest income and principal repayment. Such securities can be originated by private institutions or government sponsored enterprises, like Fannie Mae and Freddie Mac, and the underlying mortgages can be either commercial or residential. Mortgage-backed securities, like all fixed income investments, have interest rate and credit risk. However, these securities also have extension and prepayment risk. Extension risk is the risk that a rise in interest rates or lack of refinancing opportunities can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities. This would increase the Fund’s sensitivity to rising rates and its potential for price declines. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund’s share price and income distribution.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying security. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
  Liquidity Risk. Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
  Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
  Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Annual Total Returns

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 2.7% (quarter ended December 31, 2016).
On the following page is a table comparing the performance of the Parnassus Fixed Income Fund’s two share classes with that of the Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays U.S. Aggregate Bond Index) and the Lipper Core Bond Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2017. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Bloomberg Barclays U.S. Aggregate Bond Index, and a group of similar mutual funds, the Lipper Core Bond Fund Average, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2017)
Average Annual Total Returns - Parnassus Fixed Income Fund	One Year	Five Years	Ten Years
Investor Shares	3.10%	1.57%	3.39%
Investor Shares | Return after Taxes on Distributions	2.51%	0.90%	2.70%
Investor Shares | Return after Taxes on Distributions and Sale of Fund Shares	2.20%	1.17%	2.68%
Institutional Shares	3.37%	1.68%	3.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.00%
Lipper Core Bond Fund Average	3.56%	1.95%	3.83%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Fixed Income Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Fixed Income Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.